[Picture of map and abacus]

TEMPLETON GLOBAL
SMALLER COMPANIES FUND, INC.

ANNUAL REPORT
AUGUST 31, 1999

[LOGO] FRANKLIN TEMPLETON


PAGE


[SEAL] FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS


[PHOTO OF PETER A. NORI, CFA APPEARS HERE]

PETER A. NORI, CFA
Portfolio Manager
Templeton Global Smaller
Companies Fund, Inc.


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.


PAGE

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON GLOBAL SMALLER COMPANIES FUND SEEKS TO ACHIEVE LONG-TERM CAPITAL GROWTH. UNDER NORMAL MARKET CONDITIONS, THE FUND INVESTS PRIMARILY IN THE EQUITY SECURITIES OF SMALLER COMPANIES LOCATED ANYWHERE IN THE WORLD, INCLUDING EMERGING MARKETS.
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report covers the 12 months ended August 31, 1999, a difficult period for Templeton Global Smaller Companies Fund. The fiscal year began with the devaluation of the ruble, a pronounced decline in Latin American markets, and the near-collapse of the U.S. hedge fund, Long Term Capital Management. Many investors reacted by selling economically sensitive stocks, sending some sectors to the lowest levels in many years. However, a series of interest rate cuts by the U.S. Federal Reserve and European central banks contributed to a dramatic resurgence in many equities, especially


CONTENTS



Shareholder Letter ........................      1

Performance Summary .......................      6

Financial Highlights &
Statement of Investments ..................     11

Financial Statements ......................     21

Notes to Financial
Statements ................................     24

Independent Auditors' Report ..............     28

Tax Designation ...........................     29

Change In Independent
Auditor ...................................     31




[PYRAMID GRAPHIC OF FUND CATEGORIES]


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 15 of this report.

PAGE

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
8/31/99


European Stocks              49.6%
North American Stocks        24.1%
Asian Stocks                 17.1%
Latin American Stocks         6.7%
Mid-East & African Stocks     2.4%
New Zealand Stocks            1.0%


*Short-term investments and other assets represented -0.9% of total net assets.



stocks of large-cap, growth companies. Within this environment, Templeton Global Smaller Companies Fund - Class A delivered a one-year cumulative total return of 11.96%, as shown in the Performance Summary on page 6. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Index(R), posted a total return of 33.51%.(1)

The Fund's performance was negatively impacted by our relatively low exposure to the United States, where equities posted strong gains over the reporting period, and the fact that we were underweight in consumer growth companies and overweight in basic materials and machinery stocks. Throughout the period, we continued to search for stocks trading at what we believed to be a discount to future earnings streams or asset values and initiated positions in a number of disparate sectors, from computer hardware (Smart Modular Technologies Inc.) and software (Complete Business Solutions Inc., Computer Horizons Corp.) to metals (LTV Corp.) to energy (Fletcher Challenge Energy Ltd.) to food (Geest PLC). Although these companies are in sectors that are currently unpopular with many investors, we believe that global economies are generally recovering and that economically-sensitive shares such as these have significant appreciation potential.




(1) Source: Standard & Poor's Micropal(R). The MSCI World Index includes approximately 1,450 companies representing the stock markets of 22 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is the index representative of the Fund's portfolio.




2

PAGE

The most significant portfolio change during the reporting period was the increase in our Asian and Latin American holdings. The increase in Asia was due to strong performance in a number of stocks such as Li & Fung Ltd. and Giordano International Ltd., as well as the addition of shares in Varitronix International Ltd., a leading manufacturer of liquid crystal displays. The increase in our Latin American exposure was due primarily to the strong performance of our Mexican holdings and companies, such as Argentine real estate developer Inversiones y Representacion SA and Brazilian telecom operator Tele Sudeste Celular Participacoes SA.

Our exposure to Europe and North America remained relatively unchanged during the period under review. Activity in these regions was primarily on the sell side. For example, we sold Playtex Products Inc., a company that had performed well and, in our opinion, appeared expensive from a long-term earnings view.

Looking forward, we believe the Fund could do well if global economies continue to improve, and cyclical companies can command higher prices for their products. But if the market continues to be led by large-cap, growth companies, the Fund's performance may suffer. But whatever happens in the near term, value remains an integral part of our stock picking process, and we will continue to search for companies we consider to be trading at a discount to future expected earnings. This time-



TOP 10 HOLDINGS
8/31/99


COMPANY                                                % OF TOTAL
INDUSTRY, COUNTRY                                      NET ASSETS
-----------------------------------------------------------------
Li & Fung Ltd.
Merchandising, Hong Kong*                                 3.0%

Giordano International Ltd.
Merchandising,
Hong Kong*                                                2.1%

Weir Group PLC
Industrial Components,
United Kingdom                                            2.0%

US Foodservice
Food & Household
Products, U.S.                                            1.4%

Gujarat Ambuja Cements Ltd.
Building Materials
& Components, India                                       1.4%

Endesa SA, Br.
Utilities Electrical & Gas, Spain                         1.3%

Fritz Companies Inc.
Transportation, U.S.                                      1.3%

Sylea SA
Industrial Components, France                             1.3%

Laird Group PLC
Machinery & Engineering, U.K.                             1.3%

Internatio-Muller NV
Health & Personal Care,
Netherlands                                               1.3%


*    Hong Kong reverted to the sovereignty of China on July 1, 1997.



                                                                               3

PAGE

tested strategy has been successful in the past, and we believe it could benefit the Fund's shareholders over the long term.

Of course, there are special risks associated with foreign investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, Mexico's equity market has increased 3,760% in the last 15 years, but has suffered eight declines of more than 15% during that time.(2) The short-term price volatility of smaller companies and emerging markets can be disconcerting, and declines in excess of 50% are not unusual in emerging markets. These special risks and other considerations are discussed in the Fund's prospectus.



(2) Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended June 30, 1999. Market return is measured in U.S. dollar terms and does not include reinvested dividends.


4

PAGE

This discussion reflects our views, opinions and portfolio holdings as of August 31, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our investment strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

We appreciate your support, welcome your comments and look forward to serving you in the future.


Sincerely,


/s/PETER A. MORI

Peter A. Nori, CFA
Portfolio Manager
Templeton Global Smaller Companies Fund, Inc.


5

PAGE

PERFORMANCE SUMMARY AS OF 8/31/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                         CHANGE         8/31/99   8/31/98
--------------------------------------------------------------------------------
Net Asset Value                 +$0.50          $7.40    $6.90

                                DISTRIBUTIONS  (9/1/98 - 8/31/99)
                                ------------------------------------------------
Dividend Income                 $0.1100
Long-term Capital Gain          $0.1750
      TOTAL                     $0.2850



CLASS B                         CHANGE         8/31/99   1/1/99
--------------------------------------------------------------------------------
Net Asset Value                 +$0.34          $7.36    $7.02



CLASS C                         CHANGE         8/31/99   8/31/98
--------------------------------------------------------------------------------
Net Asset Value                 +$0.49          $7.27    $6.78


                                DISTRIBUTIONS (9/1/98-8/31/99)
                                ------------------------------------------------
Dividend Income                 $0.0670
Long-term Capital Gain          $0.1750
      TOTAL                     $0.2420




ADVISOR CLASS                   CHANGE         8/31/99   8/31/98
--------------------------------------------------------------------------------
Net Asset Value                 +$0.51          $7.42    $6.91

                                DISTRIBUTIONS  (9/1/98-8/31/99)
                                ------------------------------------------------
Dividend Income                 $0.1243
Long-term Capital Gain          $0.1750
      TOTAL                     $0.2993


Templeton Global Smaller Companies Fund paid distributions derived from long-term capital gains of 17.5 cents ($0.1750) per share in October, 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

Past performance is not predictive of future results.

6

PAGE

PERFORMANCE


                                                                        INCEPTION
CLASS A                           1-YEAR        5-YEAR      10-YEAR      (6/1/81)
---------------------------------------------------------------------------------
Cumulative Total Return(1)         11.96%        32.90%      111.87%      765.25%
Average Annual Total Return(2)      5.53%         4.61%        7.16%       12.18%
Value of $10,000 Investment(3)   $10,553       $12,526      $19,968      $81,553


                   8/31/95       8/31/96       8/31/97       8/31/98      8/31/99
---------------------------------------------------------------------------------
One-Year
Total Return(4)    9.20%          11.69%       24.20%        -21.64%      11.96%



                                                                      INCEPTION
CLASS B                                                                (1/1/99)
-------------------------------------------------------------------------------
Cumulative Total Return(1)                                                 4.84%
Aggregate Total Return(2)                                                  0.84%
Value of $10,000 Investment(3)                                           $10,084



                                                             INCEPTION
CLASS C                            1-YEAR        3-YEAR      (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)           11.28%        6.52%       31.15%
Average Annual Total Return(2)        9.15%        1.77%        6.23%
Value of $10,000 Investment(3)     $10,915      $10,546      $12,985



                   8/31/96         8/31/97       8/31/98     8/31/99
---------------------------------------------------------------------------------
One-Year
Total Return(4)    10.74%          23.42%        -22.44%     11.28%



                                                                      INCEPTION
ADVISOR CLASS(5)                   1-YEAR     5-YEAR     10-YEAR       (6/1/81)
--------------------------------------------------------------------------------
Cumulative Total Return(1)          12.33%     33.84%     113.36%       771.40%
Average Annual Total Return(2)      12.33%      6.00%       7.87%        12.59%
Value of $10,000 Investment(3)    $11,233    $13,384     $21,336       $87,140



                    8/31/95      8/31/96     8/31/97      8/31/98       8/31/99
--------------------------------------------------------------------------------
One-Year
Total Return(4)        9.20%        11.69%      24.46%       -21.51%       12.33%


(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception; therefore, average annual total return is not provided.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4) One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

(5) On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2,1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 1.09% and 0.41%, respectively.

--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


Past performance is not predictive of future results.

                                                                               7

PAGE

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charges, Fund expenses, account fees, and reinvested distributions.


CLASS A
Total Return Index Comparison
$10,000 Investment (9/1/89 - 8/31/99)


The following line graph compares the performance of Templeton Global Smaller Companies Fund's Class A shares to that of the Morgan Stanley Capital
International World Index and the Consumer Price Index, based on a $10,000 investment from 9/1/89 to 8/31/99.


                   Templeton     MSCI World     CPI
                Global Smaller     Index
                Companies Fund
                   - Class A
--------------------------------------------------------
09/01/1989          $9,420        $10,000     $10,000
09/30/1989          $9,347        $10,284     $10,032
10/31/1989          $8,926         $9,943     $10,081
11/30/1989          $8,959        $10,341     $10,104
12/31/1989          $9,053        $10,675     $10,119
01/31/1990          $8,488        $10,179     $10,224
02/28/1990          $8,748         $9,744     $10,272
03/31/1990          $8,963         $9,157     $10,328
04/30/1990          $8,748         $9,027     $10,345
05/31/1990          $9,392         $9,979     $10,369
06/30/1990          $9,381         $9,909     $10,425
07/31/1990          $9,245        $10,001     $10,464
08/31/1990          $8,149         $9,067     $10,560
09/30/1990          $7,381         $8,113     $10,649
10/31/1990          $7,216         $8,872     $10,713
11/30/1990          $7,412         $8,728     $10,737
12/31/1990          $7,635         $8,912     $10,737
01/31/1991          $8,183         $9,240     $10,801
02/28/1991          $9,037        $10,097     $10,817
03/31/1991          $9,483         $9,801     $10,833
04/30/1991          $9,598         $9,879     $10,849
05/31/1991          $9,980        $10,104     $10,880
06/30/1991          $9,687         $9,482     $10,914
07/31/1991          $10,133        $9,932     $10,929
08/31/1991          $10,324        $9,902     $10,961
09/30/1991          $10,299       $10,163     $11,010
10/31/1991          $10,295       $10,330     $11,026
11/30/1991          $10,049        $9,881     $11,057
12/31/1991          $10,652       $10,603     $11,066
01/31/1992          $11,091       $10,408     $11,082
02/29/1992          $11,374       $10,230     $11,122
03/31/1992          $11,020        $9,750     $11,178
04/30/1992          $11,176        $9,887     $11,194
05/31/1992          $11,516       $10,282     $11,210
06/30/1992          $11,261        $9,940     $11,250
07/31/1992          $11,133        $9,967     $11,275
08/31/1992          $10,907       $10,211     $11,306
09/30/1992          $10,737       $10,119     $11,338
10/31/1992          $10,693        $9,848     $11,378
11/30/1992          $10,763       $10,025     $11,394
12/31/1992          $11,045       $10,109     $11,387
01/31/1993          $11,513       $10,144     $11,443
02/28/1993          $11,746       $10,386     $11,483
03/31/1993          $12,250       $10,991     $11,524
04/30/1993          $12,412       $11,501     $11,555
05/31/1993          $12,646       $11,769     $11,571
06/30/1993          $12,484       $11,671     $11,587
07/31/1993          $12,574       $11,914     $11,587
08/31/1993          $13,383       $12,462     $11,619
09/30/1993          $13,437       $12,234     $11,643
10/31/1993          $13,907       $12,573     $11,692
11/30/1993          $13,816       $11,864     $11,700
12/31/1993          $14,562       $12,446     $11,699
01/31/1994          $15,346       $13,270     $11,732
02/28/1994          $15,073       $13,100     $11,773
03/31/1994          $14,544       $12,537     $11,813
04/30/1994          $14,672       $12,927     $11,829
05/31/1994          $14,617       $12,962     $11,836
06/30/1994          $14,016       $12,929     $11,876
07/31/1994          $14,471       $13,177     $11,908
08/31/1994          $15,018       $13,576     $11,957
09/30/1994          $14,872       $13,222     $11,988
10/31/1994          $14,719       $13,600     $11,997
11/30/1994          $14,057       $13,013     $12,013
12/31/1994          $13,894       $13,141     $12,013
01/31/1995          $13,520       $12,946     $12,060
02/28/1995          $13,801       $13,138     $12,108
03/31/1995          $14,100       $13,773     $12,149
04/30/1995          $14,717       $14,256     $12,189
05/31/1995          $15,166       $14,381     $12,213
06/30/1995          $15,577       $14,379     $12,237
07/31/1995          $16,344       $15,102     $12,237
08/31/1995          $16,400       $14,768     $12,270
09/30/1995          $16,606       $15,201     $12,293
10/31/1995          $16,037       $14,964     $12,333
11/30/1995          $16,158       $15,487     $12,324
12/31/1995          $16,347       $15,943     $12,316
01/31/1996          $16,797       $16,233     $12,389
02/29/1996          $17,289       $16,335     $12,429
03/31/1996          $17,546       $16,610     $12,493
04/30/1996          $17,975       $17,003     $12,541
05/31/1996          $18,318       $17,021     $12,565
06/30/1996          $18,446       $17,111     $12,573
07/31/1996          $17,696       $16,509     $12,597
08/31/1996          $18,318       $16,702     $12,621
09/30/1996          $18,618       $17,359     $12,661
10/31/1996          $18,885       $17,483     $12,701
11/30/1996          $19,415       $18,466     $12,725
12/31/1996          $19,957       $18,174     $12,725
01/31/1997          $20,315       $18,395     $12,765
02/28/1997          $20,554       $18,610     $12,803
03/31/1997          $20,435       $18,246     $12,835
04/30/1997          $20,411       $18,845     $12,851
05/31/1997          $21,366       $20,012     $12,843
06/30/1997          $22,225       $21,013     $12,858
07/31/1997          $22,822       $21,984     $12,874
08/31/1997          $22,750       $20,517     $12,898
09/30/1997          $23,681       $21,634     $12,931
10/31/1997          $21,904       $20,499     $12,963
11/30/1997          $21,401       $20,865     $12,955
12/31/1997          $21,367       $21,122     $12,940
01/31/1998          $20,669       $21,715     $12,963
02/28/1998          $22,401       $23,187     $12,989
03/31/1998          $23,486       $24,170     $13,015
04/30/1998          $23,667       $24,409     $13,038
05/31/1998          $23,150       $24,107     $13,062
06/30/1998          $22,142       $24,683     $13,077
07/31/1998          $21,341       $24,646     $13,093
08/31/1998          $17,827       $21,363     $13,109
09/30/1998          $17,647       $21,745     $13,124
10/31/1998          $18,044       $23,715     $13,156
11/30/1998          $18,745       $25,129     $13,156
12/31/1998          $18,934       $26,360     $13,148
01/31/1999          $18,152       $26,941     $13,180
02/28/1999          $17,531       $26,228     $13,193
03/31/1999          $18,017       $27,324     $13,233
04/30/1999          $19,716       $28,405     $13,330
05/31/1999          $19,446       $27,371     $13,330
06/30/1999          $19,986       $28,651     $13,330
07/31/1999          $20,175       $28,569     $13,370
08/31/1999          $19,959       $28,523     $13,402



AVERAGE ANNUAL TOTAL RETURN
8/31/99

CLASS A
--------------------------------
1-Year                     5.53%
5-Year                     4.61%
10-Year                    7.16%
Since Inception (6/1/81)  12.18%




CLASS C
Total Return Index Comparison
$10,000 Investment (5/1/95 - 8/31/99)


The following line graph compares the performance of Templeton Global Smaller Companies Funds Class C shares to that of the Morgan Stanley Capital International World Index, based on a $10,000 investment from 5/1/95 to 8/31/99.

                   Templeton     MSCI World      CPI
                 Global Smaller     Index
                 Companies Fund
                   - Class C
---------------------------------------------------------
05/01/1995           $9,899        $10,000     $10,000
05/31/1995          $10,202        $10,088     $10,020
06/30/1995          $10,479        $10,086     $10,040
07/31/1995          $10,982        $10,593     $10,040
08/31/1995          $11,020        $10,359     $10,067
09/30/1995          $11,146        $10,663     $10,086
10/31/1995          $10,747        $10,497     $10,119
11/30/1995          $10,829        $10,863     $10,112
12/31/1995          $10,936        $11,183     $10,105
01/31/1996          $11,238        $11,387     $10,164
02/29/1996          $11,570        $11,458     $10,197
03/31/1996          $11,728        $11,651     $10,250
04/30/1996          $12,002        $11,927     $10,289
05/31/1996          $12,232        $11,940     $10,309
06/30/1996          $12,319        $12,002     $10,316
07/31/1996          $11,800        $11,581     $10,335
08/31/1996          $12,203        $11,716     $10,355
09/30/1996          $12,405        $12,177     $10,388
10/31/1996          $12,565        $12,264     $10,421
11/30/1996          $12,920        $12,953     $10,441
12/31/1996          $13,271        $12,748     $10,441
01/31/1997          $13,510        $12,904     $10,473
02/28/1997          $13,654        $13,054     $10,505
03/31/1997          $13,558        $12,799     $10,531
04/30/1997          $13,542        $13,219     $10,544
05/31/1997          $14,166        $14,038     $10,537
06/30/1997          $14,726        $14,739     $10,550
07/31/1997          $15,109        $15,421     $10,563
08/31/1997          $15,061        $14,392     $10,583
09/30/1997          $15,669        $15,175     $10,609
10/31/1997          $14,471        $14,379     $10,636
11/30/1997          $14,135        $14,636     $10,629
12/31/1997          $14,111        $14,816     $10,617
01/31/1998          $13,629        $15,232     $10,636
02/28/1998          $14,766        $16,265     $10,657
03/31/1998          $15,455        $16,954     $10,678
04/30/1998          $15,558        $17,122     $10,697
05/31/1998          $15,197        $16,910     $10,717
06/30/1998          $14,525        $17,314     $10,730
07/31/1998          $13,990        $17,288     $10,742
08/31/1998          $11,682        $14,985     $10,755
09/30/1998          $11,561        $15,253     $10,768
10/31/1998          $11,819        $16,635     $10,794
11/30/1998          $12,284        $17,627     $10,794
12/31/1998          $12,391        $18,491     $10,788
01/31/1999          $11,872        $18,898     $10,814
02/28/1999          $11,443        $18,398     $10,825
03/31/1999          $11,765        $19,167     $10,858
04/30/1999          $12,874        $19,925     $10,937
05/31/1999          $12,695        $19,199     $10,937
06/30/1999          $13,017        $20,098     $10,937
07/31/1999          $13,142        $20,040     $10,969
08/31/1999          $12,999        $20,007     $10,996



AVERAGE ANNUAL TOTAL RETURN
8/31/99

CLASS C
--------------------------------
1-Year                     9.15%
3-Year                     1.77%
Since Inception (5/1/95)   6.23%



             Past performance is not predictive of future results.

8

PAGE

ADVISOR CLASS***
Total Return Index Comparison
$10,000 Investment (9/1/89 - 8/31/99)


The following line graph compares the performance of Templeton Global Smaller Companies Fund's Advisor Class shares to that of the Morgan Stanley Capital International World Index, based on a $10,000 investment from 9/1/89 to 8/31/99.


                   Templeton     MSCI World      CPI
                 Global Smaller     Index
                 Companies Fund
                - Advisor Class
---------------------------------------------------------
09/01/1989          $10,000        $10,000     $10,000
09/30/1989           $9,922        $10,284     $10,032
10/31/1989           $9,476        $9,943      $10,081
11/30/1989           $9,510        $10,341     $10,104
12/31/1989           $9,610        $10,675     $10,119
01/31/1990           $9,010        $10,179     $10,224
02/28/1990           $9,286        $9,744      $10,272
03/31/1990           $9,514        $9,157      $10,328
04/30/1990           $9,286        $9,027      $10,345
05/31/1990           $9,970        $9,979      $10,369
06/30/1990           $9,958        $9,909      $10,425
07/31/1990           $9,814        $10,001     $10,464
08/31/1990           $8,650        $9,067      $10,560
09/30/1990           $7,835        $8,113      $10,649
10/31/1990           $7,660        $8,872      $10,713
11/30/1990           $7,869        $8,728      $10,737
12/31/1990           $8,105        $8,912      $10,737
01/31/1991           $8,686        $9,240      $10,801
02/28/1991           $9,593        $10,097     $10,817
03/31/1991          $10,066        $9,801      $10,833
04/30/1991          $10,188        $9,879      $10,849
05/31/1991          $10,594        $10,104     $10,880
06/30/1991          $10,283        $9,482      $10,914
07/31/1991          $10,756        $9,932      $10,929
08/31/1991          $10,959        $9,902      $10,961
09/30/1991          $10,932        $10,163     $11,010
10/31/1991          $10,929        $10,330     $11,026
11/30/1991          $10,667        $9,881      $11,057
12/31/1991          $11,307        $10,603     $11,066
01/31/1992          $11,773        $10,408     $11,082
02/29/1992          $12,074        $10,230     $11,122
03/31/1992          $11,698        $9,750      $11,178
04/30/1992          $11,863        $9,887      $11,194
05/31/1992          $12,224        $10,282     $11,210
06/30/1992          $11,954        $9,940      $11,250
07/31/1992          $11,818        $9,967      $11,275
08/31/1992          $11,578        $10,211     $11,306
09/30/1992          $11,397        $10,119     $11,338
10/31/1992          $11,351        $9,848      $11,378
11/30/1992          $11,425        $10,025     $11,394
12/31/1992          $11,724        $10,109     $11,387
01/31/1993          $12,221        $10,144     $11,443
02/28/1993          $12,469        $10,386     $11,483
03/31/1993          $13,004        $10,991     $11,524
04/30/1993          $13,176        $11,501     $11,555
05/31/1993          $13,424        $11,769     $11,571
06/30/1993          $13,252        $11,671     $11,587
07/31/1993          $13,347        $11,914     $11,587
08/31/1993          $14,207        $12,462     $11,619
09/30/1993          $14,264        $12,234     $11,643
10/31/1993          $14,762        $12,573     $11,692
11/30/1993          $14,666        $11,864     $11,700
12/31/1993          $15,458        $12,446     $11,699
01/31/1994          $16,290        $13,270     $11,732
02/28/1994          $16,000        $13,100     $11,773
03/31/1994          $15,439        $12,537     $11,813
04/30/1994          $15,574        $12,927     $11,829
05/31/1994          $15,516        $12,962     $11,836
06/30/1994          $14,878        $12,929     $11,876
07/31/1994          $15,362        $13,177     $11,908
08/31/1994          $15,942        $13,576     $11,957
09/30/1994          $15,787        $13,222     $11,988
10/31/1994          $15,625        $13,600     $11,997
11/30/1994          $14,922        $13,013     $12,013
12/31/1994          $14,749        $13,141     $12,013
01/31/1995          $14,352        $12,946     $12,060
02/28/1995          $14,650        $13,138     $12,108
03/31/1995          $14,968        $13,773     $12,149
04/30/1995          $15,623        $14,256     $12,189
05/31/1995          $16,099        $14,381     $12,213
06/30/1995          $16,536        $14,379     $12,237
07/31/1995          $17,350        $15,102     $12,237
08/31/1995          $17,409        $14,768     $12,270
09/30/1995          $17,628        $15,201     $12,293
10/31/1995          $17,023        $14,964     $12,333
11/30/1995          $17,153        $15,487     $12,324
12/31/1995          $17,352        $15,943     $12,316
01/31/1996          $17,830        $16,233     $12,389
02/29/1996          $18,353        $16,335     $12,429
03/31/1996          $18,626        $16,610     $12,493
04/30/1996          $19,081        $17,003     $12,541
05/31/1996          $19,445        $17,021     $12,565
06/30/1996          $19,581        $17,111     $12,573
07/31/1996          $18,785        $16,509     $12,597
08/31/1996          $19,445        $16,702     $12,621
09/30/1996          $19,763        $17,359     $12,661
10/31/1996          $20,047        $17,483     $12,701
11/30/1996          $20,609        $18,466     $12,725
12/31/1996          $21,185        $18,174     $12,725
01/31/1997          $21,591        $18,395     $12,765
02/28/1997          $21,819        $18,610     $12,803
03/31/1997          $21,717        $18,246     $12,835
04/30/1997          $21,692        $18,845     $12,851
05/31/1997          $22,731        $20,012     $12,843
06/30/1997          $23,618        $21,013     $12,858
07/31/1997          $24,277        $21,984     $12,874
08/31/1997          $24,201        $20,517     $12,898
09/30/1997          $25,214        $21,634     $12,931
10/31/1997          $23,339        $20,499     $12,963
11/30/1997          $22,804        $20,865     $12,955
12/31/1997          $22,761        $21,122     $12,940
01/31/1998          $22,019        $21,715     $12,963
02/28/1998          $23,888        $23,187     $12,989
03/31/1998          $25,015        $24,170     $13,015
04/30/1998          $25,235        $24,409     $13,038
05/31/1998          $24,686        $24,107     $13,062
06/30/1998          $23,614        $24,683     $13,077
07/31/1998          $22,734        $24,646     $13,093
08/31/1998          $18,995        $21,363     $13,109
09/30/1998          $18,830        $21,745     $13,124
10/31/1998          $19,267        $23,715     $13,156
11/30/1998          $20,015        $25,129     $13,156
12/31/1998          $20,216        $26,360     $13,148
01/31/1999          $19,382        $26,941     $13,180
02/28/1999          $18,721        $26,228     $13,193
03/31/1999          $19,239        $27,324     $13,233
04/30/1999          $21,050        $28,405     $13,330
05/31/1999          $20,792        $27,371     $13,330
06/30/1999          $21,367        $28,651     $13,330
07/31/1999          $21,568        $28,569     $13,370
08/31/1999          $21,415        $28,523     $13,402




AVERAGE ANNUAL TOTAL RETURN
8/31/99


ADVISOR CLASS***
--------------------------------
1-Year                    12.33%
5-Year                     6.00%
10-Year                    7.87%
Since Inception (6/1/81)  12.59%


*Source: Standard and Poor's(R) Micropal. The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities in 22 countries and is designed to measure world stock market performance. It includes reinvested dividends.

**Source: Consumer Price Index, U.S. Bureau of Labor Statistics (8/31/99). The Consumer Price Index is a commonly used measure of inflation.

***On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to Advisor Class shares.

One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


Past performance is not predictive of future results.


                                                                              9

PAGE

TEMPLETON GLOBAL SMALLER
COMPANIES FUND, INC.


CLASS A

If you had invested $10,000 in Templeton Global Smaller Companies Fund - Class A at inception, it would have been worth more than $81,000 on August 31, 1999. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on June 1, 1981 (inception), with income dividends and capital gains reinvested as shown through August 31, 1999.*


This chart shows in a logarithmic format the growth of a $10,000 investment in Templeton Global Smaller Companies Fund's Class A shares from 6/1/81 to 8/31/99.

Templeton Global Smaller Companies Fund -
CLASS A




                     Principal +      Principal + Cap    Total Value  Principal   Income     Cap Gains
                      Dividends       Gains

          6/ 1/81      $9,423            $9,423            $9,423      $9,423         $0          $0
       12/31/1981      $9,352            $9,155            $9,356      $9,151       $201          $4
       12/31/1982      $12,214          $12,014           $12,720     $11,508       $706        $506
       12/30/1983      $15,332          $16,408           $17,674     $14,066     $1,266      $2,342
       12/31/1984      $14,603          $16,158           $17,746     $13,015     $1,588      $3,143
       12/31/1985      $17,722          $20,781           $23,186     $15,317     $2,405      $5,464
       12/31/1986      $20,149          $24,221           $27,562     $16,808     $3,341      $7,413
       12/31/1987      $16,905          $20,912           $24,362     $13,455     $3,450      $7,457
       12/30/1988      $19,693          $26,700           $31,381     $15,012     $4,681     $11,688
       12/29/1989      $22,533          $30,945           $36,984     $16,494     $6,039     $14,451
       12/31/1990      $17,661          $25,865           $31,190     $12,336     $5,325     $13,529
       12/31/1991      $22,989          $36,012           $43,515     $15,486     $7,503     $20,526
       12/31/1992      $19,720          $38,044           $45,120     $12,644     $7,076     $25,400
       12/31/1993      $26,204          $49,740           $59,490     $16,454     $9,750     $33,286
       12/30/1994      $25,125          $46,936           $56,761     $15,300     $9,825     $31,636
       12/29/1995      $26,728          $55,765           $66,780     $15,713    $11,015     $40,052
       12/31/1996      $30,417          $68,327           $81,529     $17,215    $13,202     $51,112
       12/31/1997      $31,228          $73,092           $87,289     $17,031    $14,197     $56,061
       12/31/1998      $27,764          $64,042           $77,349     $14,457    $13,307     $49,585
       08/31/1999      $29,266          $67,509           $81,536     $15,239    $14,027     $52,270





Total Value of Investment
with Capital Gains and
Dividends Reinvested

Value of Investment with
Capital Gains Reinvested

Value of Investment with
Dividends Reinvested

* Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The historical data shown above pertain only to Class A shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.


             Past performance is not predictive of future results.


10

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights

                                                                                 CLASS A
                                                --------------------------------------------------------------------------
                                                                          YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------------------------
                                                  1999+            1998            1997            1996            1995
                                                --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  year)
Net asset value, beginning of year..........         $6.90           $9.53           $8.55           $8.77           $8.24
                                                --------------------------------------------------------------------------
Income from investment operations:
 Net investment income......................           .13             .16             .13             .16             .11
 Net realized and unrealized gains
   (losses).................................           .66           (2.07)           1.77             .72             .62
                                                --------------------------------------------------------------------------
Total from investment operations............           .79           (1.91)           1.90             .88             .73
                                                --------------------------------------------------------------------------
Less distributions from:
 Net investment income......................          (.11)           (.13)           (.13)           (.12)           (.11)
 Net realized gains.........................          (.18)           (.59)           (.79)           (.98)           (.09)
                                                --------------------------------------------------------------------------
Total distributions.........................          (.29)           (.72)           (.92)          (1.10)           (.20)
                                                --------------------------------------------------------------------------
Net asset value, end of year................         $7.40           $6.90           $9.53           $8.55           $8.77
                                                ==========================================================================
Total Return*...............................        11.96%        (21.64)%          24.20%          11.69%           9.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............    $1,059,988      $1,275,313      $1,881,547      $1,544,214      $1,447,155
Ratios to average net assets:
 Expenses...................................         1.39%           1.27%           1.30%           1.27%           1.36%
 Net investment income......................         1.90%           1.69%           1.43%           1.93%           1.32%
Portfolio turnover rate.....................        14.04%          23.52%          25.60%          32.71%          18.79%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding.
                                                                              11

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                    CLASS B
                                                                ----------------
                                                                  PERIOD ENDED
                                                                AUGUST 31, 1999+
                                                                ----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $7.02
                                                                ----------------
Income from investment operations:
 Net investment income......................................            .07
 Net realized and unrealized gains..........................            .27
                                                                ----------------
Total from investment operations............................            .34
                                                                ----------------
Net asset value, end of period..............................          $7.36
                                                                ================
Total Return*...............................................          4.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................           $220
Ratios to average net assets:
 Expenses...................................................          2.21%**
 Net investment income......................................          1.38%**
Portfolio turnover rate.....................................         14.04%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.

 12

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                                     CLASS C
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                          --------------------------------------------------------------
                                                          1999++         1998          1997          1996         1995+
                                                          --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year....................      $6.78         $9.42         $8.47         $8.75        $7.87
                                                          --------------------------------------------------------------
Income from investment operations:
 Net investment income................................        .08           .08           .07           .13           --
 Net realized and unrealized gains (losses)...........        .65         (2.05)         1.75           .67          .88
                                                          --------------------------------------------------------------
Total from investment operations......................        .73         (1.97)         1.82           .80          .88
                                                          --------------------------------------------------------------
Less distributions from:
 Net investment income................................       (.06)         (.08)         (.08)         (.10)          --
 Net realized gains...................................       (.18)         (.59)         (.79)         (.98)          --
                                                          --------------------------------------------------------------
Total distributions...................................       (.24)         (.67)         (.87)        (1.08)          --
                                                          --------------------------------------------------------------
Net asset value, end of year..........................      $7.27         $6.78         $9.42         $8.47        $8.75
                                                          ==============================================================
Total Return*.........................................     11.28%       (22.44)%       23.42%        10.74%       11.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).......................    $29,523       $38,287       $43,071       $15,483       $2,569
Ratios to average net assets:
 Expenses.............................................      2.13%         2.03%         2.05%         2.07%        2.11%**
 Net investment income................................      1.11%          .96%           75%         1.23%         .16%**
Portfolio turnover rate...............................     14.04%        23.52%        25.60%        32.71%       18.79%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
++Based on average weighted shares outstanding.
                                                                              13

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                         ADVISOR CLASS
                                                                --------------------------------
                                                                     YEAR ENDED AUGUST 31,
                                                                --------------------------------
                                                                1999++        1998        1997+
                                                                -------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $6.91         $9.55       $8.33
                                                                --------------------------------
Income from investment operations:
 Net investment income......................................       .16           .16         .10
 Net realized and unrealized gains (losses).................       .65         (2.06)       1.12
                                                                --------------------------------
Total from investment operations............................       .81         (1.90)       1.22
                                                                --------------------------------
Less distributions from:
 Net investment income......................................      (.12)         (.15)         --
 Net realized gains.........................................      (.18)         (.59)         --
                                                                --------------------------------
Total distributions.........................................      (.30)         (.74)         --
                                                                --------------------------------
Net asset value, end of year................................     $7.42         $6.91       $9.55
                                                                ================================
Total Return*...............................................    12.33%      (21.51)%      14.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $6,236        $7,185      $7,895
Ratios to average net assets:
 Expenses...................................................     1.14%         1.03%       1.05%**
 Net investment income......................................     2.26%         1.97%       2.18%**
Portfolio turnover rate.....................................    14.04%        23.52%      25.60%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

 14

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1999

                                                                       COUNTRY                SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 96.8%
AEROSPACE & MILITARY TECHNOLOGY .5%
Celsius AB, B...............................................            Sweden                   450,000     $    5,230,657
                                                                                                             --------------
APPLIANCES & HOUSEHOLD DURABLES 1.0%
Guangdong Kelon Electrical Holdings Ltd., H, 144A...........            China                 11,152,000         11,417,474
                                                                                                             --------------
AUTOMOBILES .5%
Bilia AB, A.................................................            Sweden                   320,000          2,692,820
Weifu Fuel Injection Co. Ltd., B............................            China                  4,745,850          2,298,010
                                                                                                             --------------
                                                                                                                  4,990,830
                                                                                                             --------------
BANKING 4.7%
Banco de Andalucia SA.......................................            Spain                    377,335         13,949,538
Bank Handlowy W Warszawie SA, GDR, 144A.....................            Poland                   722,000         10,649,500
BPI Sociedad de Gestora de Participacoes Socias SA..........           Portugal                  301,230          6,048,463
Commercial International Bank Ltd., GDR, 144A...............            Egypt                    350,700          2,928,345
National Bank of Canada.....................................            Canada                   893,200         10,834,285
Union Bank of Norway, Primary Capital Cert..................            Norway                   314,000          6,622,109
                                                                                                             --------------
                                                                                                                 51,032,240
                                                                                                             --------------
BROADCASTING & PUBLISHING 3.0%
Hollinger International Inc., A.............................        United States                694,280          7,463,510
*MIH Ltd., A................................................    British Virgin Islands           325,000          8,775,000
*Scholastic Corp. ..........................................        United States                231,000          9,153,375
South China Morning Post Ltd. ..............................          Hong Kong               12,150,000          7,706,065
                                                                                                             --------------
                                                                                                                 33,097,950
                                                                                                             --------------
BUILDING MATERIALS & COMPONENTS 7.0%
Anglian Group PLC...........................................        United Kingdom               226,984          1,155,158
Cementos Diamante SA, ADR, 144A.............................           Colombia                  540,000            573,750
Cristaleria Espanola SA, Br. ...............................            Spain                     82,550          4,176,546
Det Danske Traelastkompagni AS..............................           Denmark                   107,000          8,938,074
Gujarat Ambuja Cements Ltd. ................................            India                    709,800          8,670,933
Gujarat Ambuja Cements Ltd., GDR, 144A......................            India                    489,600          6,266,880
Hepworth PLC................................................        United Kingdom             1,680,600          6,161,290
Okumura Corp................................................            Japan                  2,180,000          8,251,174
Plettac AG..................................................           Germany                    75,500          4,481,753
Sarna Kunststoff Holding AG.................................         Switzerland                   6,570          6,743,020
Schuttersveld NV............................................         Netherlands                 220,694          3,589,847
*Siam City Cement Public Co. Ltd., fgn. ....................           Thailand                1,184,600          4,385,692
Suez Cement Co., GDR, 144A..................................            Egypt                    470,000          6,544,750
Uralita SA..................................................            Spain                    814,000          7,170,594
                                                                                                             --------------
                                                                                                                 77,109,461
                                                                                                             --------------
BUSINESS & PUBLIC SERVICES 3.5%
*Complete Business Solutions Inc. ..........................        United States                532,000          8,212,750
*Healthcare Services Group Inc. ............................        United States                547,650          4,655,025
Koninklijke Ahrend NV.......................................         Netherlands                 312,000          4,514,814

                                                                              15

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                       COUNTRY                SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BUSINESS & PUBLIC SERVICES (CONT.)
Lex Service PLC.............................................        United Kingdom             1,296,000     $   12,878,519
*Magellan Health Services Inc. .............................        United States                250,000          2,281,250
Scribona AB, B..............................................            Sweden                   480,400          1,384,371
Sifo Group AB, A............................................            Sweden                   225,400          1,309,989
Sifo Group AB, B............................................            Sweden                   480,400          2,850,176
                                                                                                             --------------
                                                                                                                 38,086,894
                                                                                                             --------------
CHEMICALS 2.1%
Crompton & Knowles Corp. ...................................        United States                163,383          2,859,203
Energia e Industrias Aragonesas Eia SA......................            Spain                  1,641,000          9,186,480
Gurit Heberlein AG, Br. ....................................         Switzerland                  20,000         11,220,381
                                                                                                             --------------
                                                                                                                 23,266,064
                                                                                                             --------------
CONSTRUCTION & HOUSING 1.9%
Hollandsche Beton Groep NV..................................         Netherlands                 850,920         10,066,336
+*Schuler Homes Inc. .......................................        United States              1,005,000          6,877,969
Wai Kee Holdings Ltd. ......................................          Hong Kong               17,848,000          3,769,498
                                                                                                             --------------
                                                                                                                 20,713,803
                                                                                                             --------------
DATA PROCESSING & REPRODUCTION 2.5%
*Computer Horizons Corp. ...................................        United States                630,000          8,190,000
*Quantum Corp-DSSG..........................................        United States                410,000          7,508,125
*Quantum Corp-HDDG..........................................        United States                205,000          1,460,625
*Smart Modular Technologies Inc.............................        United States                520,000         10,822,500
                                                                                                             --------------
                                                                                                                 27,981,250
                                                                                                             --------------
ELECTRICAL & ELECTRONICS 1.5%
+Techtronic Industries Co. Ltd. ............................          Hong Kong               29,104,621          5,622,162
Varitronix International Ltd. ..............................          Hong Kong                4,700,000         10,350,090
                                                                                                             --------------
                                                                                                                 15,972,252
                                                                                                             --------------
ELECTRONIC COMPONENTS & INSTRUMENTS 4.5%
Draka Holding NV............................................         Netherlands                 333,485         13,297,131
Swisslog Holding AG.........................................         Switzerland                  82,500         10,631,724
Twentsche Kabel Holdings NV.................................         Netherlands                 388,525         12,680,668
VTech Holdings Ltd. ........................................          Hong Kong                4,533,000         12,609,261
                                                                                                             --------------
                                                                                                                 49,218,784
                                                                                                             --------------
ENERGY SOURCES 1.3%
Fletcher Challenge Energy Ltd. .............................         New Zealand               3,324,290          8,507,339
*Ranger Oil Ltd. ...........................................            Canada                 1,309,000          6,054,125
                                                                                                             --------------
                                                                                                                 14,561,464
                                                                                                             --------------

 16

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                       COUNTRY                SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FINANCIAL SERVICES 1.0%
ICICI Ltd., GDR, 144A.......................................            India                    667,000     $    6,303,150
Om Gruppen AB...............................................            Sweden                   417,000          4,720,850
                                                                                                             --------------
                                                                                                                 11,024,000
                                                                                                             --------------
FOOD & HOUSEHOLD PRODUCTS 6.3%
Devro PLC...................................................        United Kingdom             2,370,000          4,896,930
Geest PLC...................................................        United Kingdom             1,180,000          8,993,584
Hazlewood Foods PLC.........................................        United Kingdom             6,452,423         13,591,475
Illovo Sugar Ltd. ..........................................         South Africa              5,150,000          4,657,185
Lindt & Spruengli Chocolate Works Ltd., prtn. ctf. .........         Switzerland                   4,380         11,346,776
McBride PLC.................................................        United Kingdom             3,800,000          5,804,698
Panamerican Beverages Inc., A...............................            Mexico                   234,400          4,409,650
*US Foodservice.............................................        United States                748,000         15,567,750
                                                                                                             --------------
                                                                                                                 69,268,048
                                                                                                             --------------
FOREST PRODUCTS & PAPER 4.6%
Cartiere Burgo SpA..........................................            Italy                    780,035          5,705,564
+Crown Van Gelder Papierfabrieken NV........................         Netherlands                 373,600          5,248,355
Hung Hing Printing Group Ltd. ..............................          Hong Kong               17,271,508          7,506,789
Mayr-Melnhof Karton AG......................................           Austria                    61,800          2,963,528
Metsa Serla OY, B...........................................           Finland                 1,185,460         11,219,141
Munksjo AB..................................................            Sweden                 1,300,000         10,309,965
*Shorewood Packaging Corp. .................................        United States                485,600          7,162,600
                                                                                                             --------------
                                                                                                                 50,115,942
                                                                                                             --------------
HEALTH & PERSONAL CARE 3.2%
Apothekers Cooperatie OPG VA, partn. ctf. ..................         Netherlands                 180,000          4,163,718
*Haemonetics Corp. .........................................        United States                254,900          4,986,481
Internatio-Muller NV........................................         Netherlands                 628,092         14,097,655
*Quorum Health Group Inc. ..................................        United States                557,000          4,908,563
*Skyepharma PLC.............................................        United Kingdom             7,616,871          7,134,195
                                                                                                             --------------
                                                                                                                 35,290,612
                                                                                                             --------------
INDUSTRIAL COMPONENTS 6.2%
Gencorp Inc. ...............................................        United States                641,000         13,781,500
Hoganas AB, B...............................................            Sweden                   357,000          7,218,671
Madeco Manufacturera de Cobre SA, ADR.......................            Chile                    405,000          4,303,125
Sylea SA....................................................            France                   234,821         14,360,851
Weir Group PLC..............................................        United Kingdom             4,523,412         22,183,928
Yamato Kogyo Co. Ltd. ......................................            Japan                    894,000          5,691,203
                                                                                                             --------------
                                                                                                                 67,539,278
                                                                                                             --------------

                                                                              17

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                       COUNTRY                SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE 1.9%
Capital RE Corp. ...........................................        United States                240,000     $    2,910,000
Enhance Financial Services Group Inc. ......................        United States                290,000          5,945,000
Radian Group Inc. ..........................................        United States                260,000         12,041,250
                                                                                                             --------------
                                                                                                                 20,896,250
                                                                                                             --------------
LEISURE & TOURISM 1.4%
Kuoni Reisen Holding AG, B..................................         Switzerland                   2,598         10,382,740
*Prime Hospitality Corp. ...................................        United States                492,000          4,581,750
                                                                                                             --------------
                                                                                                                 14,964,490
                                                                                                             --------------
MACHINERY & ENGINEERING 5.3%
Arcadis NV..................................................         Netherlands                 275,655          2,285,600
Bucher Holding AG, Br. .....................................         Switzerland                   4,226          3,877,064
Fives-Lille Cie De..........................................            France                   103,133          8,175,476
IHC Caland NV...............................................         Netherlands                 256,600         12,074,497
Laird Group PLC.............................................        United Kingdom             2,900,000         14,245,630
METSO OYJ...................................................           Finland                   381,600          4,836,757
SIG Schweizerische Industrie-Gesellschaft Holding...........         Switzerland                  19,800         12,271,269
                                                                                                             --------------
                                                                                                                 57,766,293
                                                                                                             --------------
MERCHANDISING 9.8%
Best Denki Co. Ltd. ........................................            Japan                    176,000          1,685,439
Giordano International Ltd. ................................          Hong Kong               25,248,674         23,411,068
*Gymboree Corp. ............................................        United States                906,000          4,699,875
House of Fraser PLC.........................................        United Kingdom             6,360,000          9,766,365
Hudsons Bay Co. ............................................            Canada                   596,900          7,800,261
Li & Fung Ltd. .............................................          Hong Kong               10,367,000         33,243,183
Matsuzakaya Co. Ltd. .......................................            Japan                  1,830,000          8,078,070
Moebel Walther AG...........................................           Germany                   148,410          2,225,954
Sa des Galeries Lafayette...................................            France                    55,400          8,250,753
*Samas-Groep NV.............................................         Netherlands                  96,985          1,536,599
Somerfield PLC..............................................        United Kingdom             1,701,700          6,348,095
                                                                                                             --------------
                                                                                                                107,045,662
                                                                                                             --------------
METALS & MINING 5.3%
AK Steel Holding Corp. .....................................        United States                540,000         11,340,000
Birmingham Steel Corp. .....................................        United States                932,500          6,818,906
Boehler-Uddeholm AG.........................................           Austria                    41,950          2,015,638
Boehler-Uddeholm AG, 144A...................................           Austria                     8,120            390,155
Boehler-Uddeholm AG, 144A, seasoned.........................           Austria                    71,200          3,421,059
Century Aluminum Co. .......................................        United States                614,000          5,986,500
Elkem ASA, A................................................            Norway                   355,000          6,333,227
Impala Platinum Holdings Ltd. ..............................         South Africa                364,000         11,670,503
LTV Corp. ..................................................        United States                894,000          5,140,500

 18

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                       COUNTRY                SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
Quanex Corp. ...............................................        United States                150,000     $    3,900,000
Vallourec Usines A Tubes de Lorraine Escaut Et R............            France                    16,185            649,793
                                                                                                             --------------
                                                                                                                 57,666,281
                                                                                                             --------------
MISC MATERIALS & COMMODITIES .1%
Unitor ASA..................................................            Norway                   209,500          1,548,391
                                                                                                             --------------
MULTI-INDUSTRY 2.9%
DESC SA de CV DESC, B.......................................            Mexico                 3,473,500          3,222,038
Hogg Robinson PLC...........................................        United Kingdom             2,900,000         11,750,896
La Cemento Nacional CA, GDR, 144A...........................           Ecuador                    27,575          1,516,625
Nagron Nationaal Grondbezit NV..............................         Netherlands                 292,000          7,448,429
Wagon PLC...................................................        United Kingdom             1,827,400          8,183,353
                                                                                                             --------------
                                                                                                                 32,121,341
                                                                                                             --------------
REAL ESTATE 1.3%
Inversiones y Representacion SA.............................          Argentina                2,192,461          6,358,773
Inversiones y Representacion SA, GDR........................          Argentina                   38,600          1,119,400
New Asia Realty and Trust Co. Ltd., A.......................          Hong Kong                3,583,000          5,721,615
Tai Cheung Holdings Ltd. ...................................          Hong Kong                3,630,000            888,199
                                                                                                             --------------
                                                                                                                 14,087,987
                                                                                                             --------------
TELECOMMUNICATIONS 1.6%
*Latitude Communications Inc. ..............................        United States                150,000          2,090,625
*Millicom International Cellular SA.........................          Luxembourg                 100,000          2,537,500
Telefonos de Mexico SA (Telemex), L.........................            Mexico                 3,589,622         13,261,585
                                                                                                             --------------
                                                                                                                 17,889,710
                                                                                                             --------------
TEXTILES & APPAREL 3.3%
Fountain Set Holdings Ltd. .................................          Hong Kong               35,262,000          4,495,648
*Fruit of the Loom Inc., A..................................        United States              1,362,250          9,535,750
Gamma Holding NV............................................         Netherlands                 180,000          8,270,399
*Goodys Family Clothing Inc. ...............................        United States                670,000          6,176,563
Inner Mongolia Erdos Cashmere Products Co. Lts., B..........            China                  6,200,000          1,426,000
Kellwood Co. ...............................................        United States                271,600          6,484,450
                                                                                                             --------------
                                                                                                                 36,388,810
                                                                                                             --------------
TRANSPORTATION 4.4%
*Anangel-American Shipholdings Ltd., ADR....................            Greece                   446,800          2,178,150
*Fritz Companies Inc. ......................................        United States              1,273,900         14,490,613
*Helikopter Services Group ASA..............................            Norway                   591,700          4,486,289
*MS Carriers Inc. ..........................................        United States                202,400          5,768,400
Sea Containers Ltd., A......................................        United Kingdom               461,000         14,060,500
Stolt Nielsen SA............................................            Norway                   200,000          3,025,000

                                                                              19

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                       COUNTRY                SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION (CONT.)
Stolt Nielsen SA, B, ADR....................................            Norway                   100,000     $    1,775,000
Tranz Rail Holdings Ltd., ADR...............................         New Zealand                 499,480          2,247,660
                                                                                                             --------------
                                                                                                                 48,031,612
                                                                                                             --------------
UTILITIES ELECTRICAL & GAS 2.7%
Endesa SA, Br. .............................................            Spain                    722,413         14,497,858
Guangdong Electric Power Development Co. Ltd., B............            China                 14,689,967          7,831,975
Public Service Co. of New Mexico............................        United States                411,000          7,731,938
                                                                                                             --------------
                                                                                                                 30,061,771
                                                                                                             --------------
WHOLESALE & INTERNATIONAL TRADE 1.5%
Bergen Brunswig Corp., A....................................        United States                525,000          8,104,688
+Eurodis Electron PLC.......................................        United Kingdom             5,250,000          8,188,484
                                                                                                             --------------
                                                                                                                 16,293,172
                                                                                                             --------------
TOTAL COMMON STOCKS (COST $925,234,730).....................                                                  1,060,678,773
                                                                                                             --------------
PREFERRED STOCKS 4.1%
Ballast Nedam NV, ctf., cvt., pfd. .........................         Netherlands                 188,040          4,925,685
*Celular CRT Participacoes SA, A, pfd. .....................            Brazil                 8,249,900            897,102
Cia Brasileira de Petroleo Ipiranga, pfd. ..................            Brazil               619,998,000          3,545,150
Companhia Riograndense de Telecom, A, pfd. .................            Brazil                 8,249,900          1,716,941
Coteminas Cia Tecidos Norte de Minas, pfd. .................            Brazil                23,829,100          1,425,903
Fertilizantes Fosfatados SA, pfd. ..........................            Brazil             2,500,000,000          7,869,407
Hugo Boss AG, pfd. .........................................           Germany                    66,000          7,772,907
Moebel Walther AG, pfd. ....................................           Germany                   150,000          2,075,522
Tele Sudeste Celular Participacoes SA, pfd..................            Brazil               268,027,000          1,267,620
Tele Sudeste Celular Participacoes SA, ADR, pfd.............            Brazil                   267,000          6,257,813
Weg SA, pfd.................................................            Brazil                17,249,300          7,179,729
                                                                                                             --------------
TOTAL PREFERRED STOCKS (COST $66,556,488)...................                                                     44,933,779
                                                                                                             --------------
TOTAL INVESTMENTS (COST $991,791,218) 100.9%................                                                  1,105,612,552
OTHER ASSETS, LESS LIABILITIES (.9%)........................                                                     (9,644,879)
                                                                                                             --------------
TOTAL NET ASSETS 100.0%.....................................                                                 $1,095,967,673
                                                                                                             ==============

*Non-Income producing.
+The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at August 31, 1999, were $25,936,970.
                       See Notes to Financial Statements.

 20

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999

Assets:
 Investments in securities, at value (cost $991,791,218)....    $1,105,612,552
 Receivables:
  Investment securities sold................................           764,703
  Capital shares sold.......................................         2,214,790
  Dividends and interest....................................         3,227,710
                                                                --------------
      Total assets..........................................     1,111,819,755
                                                                --------------
Liabilities:
 Payables:
  Capital shares redeemed...................................         2,239,209
  To affiliates.............................................         1,312,654
 Funds advanced by custodian................................        11,883,934
 Accrued expenses...........................................           416,285
                                                                --------------
      Total liabilities.....................................        15,852,082
                                                                --------------
Net assets, at value........................................    $1,095,967,673
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $   21,774,665
 Net unrealized appreciation................................       113,821,334
 Accumulated net realized gain..............................        53,040,825
 Capital shares.............................................       907,330,849
                                                                --------------
Net assets, at value........................................    $1,095,967,673
                                                                ==============
CLASS A:
 Net asset value per share ($1,059,988,314 / 143,237,589
   shares outstanding)......................................             $7.40
                                                                ==============
 Maximum offering price per share ($7.40 / 94.25%)..........             $7.85
                                                                ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($219,916 / 29,870 shares outstanding)*...................             $7.36
                                                                ==============
CLASS C:
 Net asset value per share ($29,523,155 / 4,061,841 shares
  outstanding)*.............................................             $7.27
                                                                ==============
 Maximum offering price per share ($7.27 / 99.00%)..........             $7.34
                                                                ==============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
  ($6,236,288 / 839,947 shares outstanding).................             $7.42
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

                                                                              21


PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999

Investment Income:
 (net of foreign taxes of $3,845,927)
 Dividends..................................................    $36,782,235
 Interest...................................................      3,491,150
                                                                -----------
      Total investment income...............................                   $ 40,273,385
Expenses:
 Management fees (Note 3)...................................      9,202,670
 Administrative fees (Note 3)...............................      1,495,267
 Distribution fees (Note 3)
  Class A...................................................      2,950,091
  Class B...................................................            573
  Class C...................................................        339,136
 Transfer agent fees (Note 3)...............................      2,179,800
 Custodian fees.............................................        449,300
 Reports to shareholders....................................        373,700
 Registration and filing fees...............................         72,200
 Professional fees..........................................        100,200
 Directors' fees and expenses...............................         56,300
 Other......................................................         18,565
                                                                -----------
      Total expenses........................................                     17,237,802
                                                                               ------------
            Net investment income...........................                     23,035,583
                                                                               ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     53,482,251
  Foreign currency transactions.............................       (296,633)
                                                                -----------
      Net realized gain.....................................                     53,185,618
      Net unrealized appreciation on investments............                     66,279,167
                                                                               ------------
Net realized and unrealized gain............................                    119,464,785
                                                                               ------------
Net increase in net assets resulting from operations........                   $142,500,368
                                                                               ============

                       See Notes to Financial Statements.

 22

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1999 AND 1998

                                                                     1999                 1998
                                                                -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   23,035,583       $   29,975,603
  Net realized gain from investments and foreign currency
   transactions.............................................        53,185,618           74,535,534
  Net unrealized appreciation (depreciation) on
   investments..............................................        66,279,167         (477,160,612)
                                                                -----------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       142,500,368         (372,649,475)

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................       (20,124,664)         (24,864,205)
   Class C..................................................          (381,690)            (393,741)
   Advisor Class............................................          (115,538)            (137,241)
  Net realized gains:
   Class A..................................................       (32,018,770)        (118,716,606)
   Class C..................................................          (996,475)          (3,094,067)
   Advisor Class............................................          (162,672)            (519,279)

 Capital share transactions (Note 2):
   Class A..................................................      (301,306,911)        (103,255,384)
   Class B..................................................           216,176                   --
   Class C..................................................       (10,984,426)          10,093,710
   Advisor Class............................................        (1,442,718)           1,808,776
                                                                -----------------------------------
    Net decrease in net assets..............................      (224,817,320)        (611,727,512)

Net assets:
 Beginning of year..........................................     1,320,784,993        1,932,512,505
                                                                -----------------------------------
 End of year................................................    $1,095,967,673       $1,320,784,993
                                                                ===================================

Undistributed net investment income included in net assets:
 End of year................................................    $   21,774,665       $   20,510,225
                                                                ===================================

                       See Notes to Financial Statements.
                                                                              23

PAGE


TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of smaller companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.


 24

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At August 31, 1999, there were 1.5 billion shares authorized ($0.20 par value) of which 750 million, 100 million, 550 million, and 100 million were designated as Class A shares, Class B shares, Class C shares, and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                                              YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------
                                                                    1999                                   1998
                                                       --------------------------------------------------------------------
                                                          SHARES           AMOUNT                SHARES          AMOUNT
                                                          -------------------------------------------------------------
CLASS A SHARES:
Shares sold..........................................   185,542,788    $ 1,308,691,167          65,137,298    $ 565,906,634
Shares issued on reinvestment of distributions.......     7,007,145         45,476,057          14,123,259      125,695,078
Shares redeemed......................................  (234,204,372)    (1,655,474,135)        (91,762,539)    (794,857,096)
                                                       --------------------------------------------------------------------
Net decrease.........................................   (41,654,439)   $  (301,306,911)        (12,501,982)   $(103,255,384)
                                                       ====================================================================


                                                                              25

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)

                                                                PERIOD ENDED
                                                              AUGUST 31, 1999*
                                                       -------------------------------
                                                          SHARES           AMOUNT
                                                          -----------------------
CLASS B SHARES:
Shares sold..........................................        29,870    $       216,176
                                                       -------------------------------
Net increase.........................................        29,870    $       216,176
                                                       ===============================

                                                                              YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------
                                                                    1999                                   1998
                                                       --------------------------------------------------------------------
                                                          SHARES           AMOUNT                SHARES          AMOUNT
                                                          -------------------------------------------------------------
CLASS C SHARES:
Shares sold..........................................     1,311,746    $     8,857,268           2,789,801    $  24,386,698
Shares issued on reinvestment of distributions.......       187,059          1,199,047             339,452        2,984,726
Shares redeemed......................................    (3,082,452)       (21,040,741)         (2,057,353)     (17,277,714)
                                                       --------------------------------------------------------------------
Net increase (decrease)..............................    (1,583,647)   $   (10,984,426)          1,071,900    $  10,093,710
                                                       ====================================================================

                                                                              YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------
                                                                    1999                                   1998
                                                       --------------------------------------------------------------------
                                                          SHARES           AMOUNT                SHARES          AMOUNT
                                                          -------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold..........................................     2,435,651    $    17,892,494           1,534,040    $  13,060,800
Shares issued on reinvestment of distributions.......        41,939            272,183              71,033          631,927
Shares redeemed......................................    (2,677,179)       (19,607,395)         (1,392,025)     (11,883,951)
                                                       --------------------------------------------------------------------
Net increase (decrease)..............................      (199,589)   $    (1,442,718)            213,048    $   1,808,776
                                                       ====================================================================

*Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

 26

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays monthly an investment management fee to TICI of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1999, unreimbursed costs were $139,985. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $78,484 and $16,747, respectively.

4. INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the statement of investments. At August 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $ 294,419,392
Unrealized depreciation.....................................   (180,598,058)
                                                              -------------
Net unrealized appreciation.................................  $ 113,821,334
                                                              =============

At August 31, 1999, the Fund had deferred currency losses occurring subsequent to October 31, 1998 of $661,000. For tax purposes, such losses will be reflected in the year ending August 31, 2000.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1999 aggregated $162,417,007 and $392,876,038, respectively.

                                                                              27

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
INDEPENDENT AUDITOR'S REPORT
To the Board of Directors and Shareholders

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Smaller Companies Fund, Inc. (the "Fund") at August 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended August 31, 1998, including financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
September 30, 1999

 28

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $53,007,030 as a capital gain dividend for the fiscal year ended August 31, 1999.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 13.83% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 1999.

At August 31, 1999, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund to Class A, Class B, Class C, and Advisor Class shareholders in October 1999.

                                                                      CLASS A                               CLASS B
                                                         ------------------------------------------------------------------------
                                                          FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
                        COUNTRY                          PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Argentina..............................................     $0.0000            $0.0009            $0.0000            $0.0009
Australia..............................................      0.0001             0.0031             0.0001             0.0030
Austria................................................      0.0003             0.0014             0.0003             0.0013
Brazil.................................................      0.0018             0.0083             0.0018             0.0081
Canada.................................................      0.0007             0.0030             0.0007             0.0029
Chile..................................................      0.0003             0.0008             0.0003             0.0007
China..................................................      0.0000             0.0053             0.0000             0.0052
Colombia...............................................      0.0000             0.0002             0.0000             0.0002
Denmark................................................      0.0002             0.0009             0.0002             0.0008
Ecuador................................................      0.0000             0.0008             0.0000             0.0008
Egypt..................................................      0.0000             0.0042             0.0000             0.0041
Finland................................................      0.0009             0.0035             0.0009             0.0034
France.................................................      0.0007             0.0038             0.0007             0.0038
Germany................................................      0.0004             0.0023             0.0004             0.0023
Hong Kong..............................................      0.0000             0.0197             0.0000             0.0192
India..................................................      0.0000             0.0027             0.0000             0.0027
Israel.................................................      0.0003             0.0007             0.0003             0.0007
Italy..................................................      0.0002             0.0010             0.0002             0.0010
Japan..................................................      0.0003             0.0013             0.0003             0.0013
Mexico.................................................      0.0001             0.0019             0.0001             0.0019
Netherlands............................................      0.0051             0.0205             0.0051             0.0200
New Zealand............................................      0.0003             0.0011             0.0003             0.0011
Norway.................................................      0.0013             0.0056             0.0013             0.0055
Poland.................................................      0.0002             0.0007             0.0002             0.0007
Portugal...............................................      0.0002             0.0007             0.0002             0.0007
Singapore..............................................      0.0001             0.0003             0.0001             0.0003
South Africa...........................................      0.0000             0.0050             0.0000             0.0049
Spain..................................................      0.0022             0.0097             0.0022             0.0095
Sweden.................................................      0.0015             0.0063             0.0015             0.0062
Switzerland............................................      0.0011             0.0045             0.0011             0.0044
United Kingdom.........................................      0.0063             0.0309             0.0063             0.0300
Venezuela..............................................      0.0000             0.0001             0.0000             0.0001
                                                         ------------------------------------------------------------------------
TOTAL..................................................     $0.0246            $0.1512            $0.0246            $0.1477
                                                         ------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------

                                                                              29

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Tax Designation (continued)

                                                                      CLASS C                            ADVISOR CLASS
                                                         ------------------------------------------------------------------------
                                                          FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
                        COUNTRY                          PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Argentina..............................................     $0.0000            $0.0006            $0.0000            $0.0010
Australia..............................................      0.0001             0.0019             0.0001             0.0034
Austria................................................      0.0003             0.0009             0.0003             0.0016
Brazil.................................................      0.0018             0.0052             0.0018             0.0092
Canada.................................................      0.0007             0.0019             0.0007             0.0033
Chile..................................................      0.0003             0.0005             0.0003             0.0009
China..................................................      0.0000             0.0033             0.0000             0.0059
Colombia...............................................      0.0000             0.0001             0.0000             0.0002
Denmark................................................      0.0002             0.0005             0.0002             0.0010
Ecuador................................................      0.0000             0.0005             0.0000             0.0008
Egypt..................................................      0.0000             0.0026             0.0000             0.0047
Finland................................................      0.0009             0.0022             0.0009             0.0039
France.................................................      0.0007             0.0024             0.0007             0.0043
Germany................................................      0.0004             0.0014             0.0004             0.0026
Hong Kong..............................................      0.0000             0.0123             0.0000             0.0219
India..................................................      0.0000             0.0017             0.0000             0.0031
Israel.................................................      0.0003             0.0004             0.0003             0.0008
Italy..................................................      0.0002             0.0006             0.0002             0.0011
Japan..................................................      0.0003             0.0008             0.0003             0.0015
Mexico.................................................      0.0001             0.0012             0.0001             0.0021
Netherlands............................................      0.0051             0.0128             0.0051             0.0228
New Zealand............................................      0.0003             0.0007             0.0003             0.0012
Norway.................................................      0.0013             0.0035             0.0013             0.0062
Poland.................................................      0.0002             0.0005             0.0002             0.0008
Portugal...............................................      0.0002             0.0004             0.0002             0.0008
Singapore..............................................      0.0001             0.0002             0.0001             0.0003
South Africa...........................................      0.0000             0.0031             0.0000             0.0055
Spain..................................................      0.0022             0.0061             0.0022             0.0108
Sweden.................................................      0.0015             0.0040             0.0015             0.0070
Switzerland............................................      0.0011             0.0028             0.0011             0.0050
United Kingdom.........................................      0.0063             0.0195             0.0063             0.0345
Venezuela..............................................      0.0000             0.0001             0.0000             0.0001
                                                         ------------------------------------------------------------------------
TOTAL..................................................     $0.0246            $0.0947            $0.0246            $0.1683
                                                         ------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------

In January 2000, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 1999. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

 30

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
CHANGE IN INDEPENDENT AUDITOR

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund. McGladrey resigned pursuant to their agreement to sell their investment company practice to PricewaterhouseCoopers LLP (PwC). The McGladrey partners and professionals previously serving the Fund, have joined PwC and performed the August 31, 1999 audit.

None of the reports of McGladrey on the financial statements of the Fund, including those of the past two fiscal years have ever contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles.

During the period McGladrey served the Fund, including the two most recent fiscal years and subsequent interim period, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On August 31, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

                                                                              31

PAGE


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PAGE


ANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Smaller Companies Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.



103 A99 10/99

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